Stock-based Compensation - Activity for Class B Common Stock (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Granted or issued, share	616	773	1,057
Weighted- Average Grant- Date Fair Value Per Option
Granted or issued, weighted average grant date fair value, per share	$ 1.63	$ 0.82	$ 0.15
Class B convertible common stock
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance	11,867	14,702	13,142
Granted or issued, share	531		1,961
Vested, share	(1,402)	(2,835)
Repurchased, share	(402)		(401)
Ending Balance	10,594	11,867	14,702
Weighted- Average Grant- Date Fair Value Per Option
Beginning Balance	$ 0.15		$ 0.15
Granted or issued, weighted average grant date fair value, per share	1.66		0.15
Vested, weighted average grant date fair value, per share	0.15	$ 0.15
Repurchased, weighted average grant date fair value, per share	0.15		$ 0.15
Ending Balance	$ 0.23	$ 0.15